Income Taxes - Changes in Deferred Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line items]
Beginning balance	$ (259.9)	$ (412.8)	$ (262.3)
Temporarily non-deductible provisions	26.6	(99.9)	62.1
Tax loss carryforwards	(23.8)	7.8	2.6
Difference between tax basis (Real) and functional currency measurement basis (US dollar)			(202.4)
Functional currency effect of the non monetary assets	(5.0)	206.1
Gains not realized from sales of Parent Company to subsidiairies	(1.0)	(3.5)	(8.1)
Effect of differences by fixed asset	23.0	4.9	(5.0)
Differences between basis: account x tax	(8.4)	37.5	0.3
Ending balance	(248.5)	(259.9)	(412.8)
From the statement of income [member]
Disclosure of income taxes [line items]
Beginning balance	(283.4)	(429.9)	(293.7)
Temporarily non-deductible provisions	26.6	(99.9)	62.1
Tax loss carryforwards	(23.8)	7.8	2.6
Difference between tax basis (Real) and functional currency measurement basis (US dollar)			(202.4)
Functional currency effect of the non monetary assets	(5.0)	206.1
Gains not realized from sales of Parent Company to subsidiairies	(1.0)	(3.5)	(8.1)
Effect of differences by fixed asset	23.0	4.9	(5.0)
Differences between basis: account x tax	(4.5)	31.1	14.6
Ending balance	(268.1)	(283.4)	(429.9)
Other Comprehensive Income (Loss) [member]
Disclosure of income taxes [line items]
Beginning balance	23.5	17.1	31.4
Differences between basis: account x tax	(3.9)	6.4	(14.3)
Ending balance	$ 19.6	$ 23.5	$ 17.1